Buffalo Mid Cap Discovery Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 5.0%
Entertainment - 2.9%
Live Nation Entertainment, Inc. (a)	63,000	$8,977,500
ROBLOX Corp. - Class A (a)	42,250	3,423,517
		12,401,017
Interactive Media & Services - 2.1%
Pinterest, Inc. - Class A (a)	206,094	5,335,774
Reddit, Inc. - Class A (a)	17,100	3,930,777
		9,266,551
Total Communication Services		21,667,568

Consumer Discretionary - 10.0%
Hotels, Restaurants & Leisure - 8.1%
Expedia Group, Inc.	18,500	5,241,235
Flutter Entertainment PLC (a)	25,000	5,376,000
Hilton Worldwide Holdings, Inc.	47,950	13,773,637
Royal Caribbean Cruises Ltd.	28,500	7,949,220
Wingstop, Inc.	11,800	2,814,182
		35,154,274
Specialty Retail - 0.8%
Ross Stores, Inc.	20,855	3,756,820

Textiles, Apparel & Luxury Goods - 1.1%
Birkenstock Holding PLC (a)	115,600	4,728,040
Total Consumer Discretionary		43,639,134

Consumer Staples - 2.5%
Beverages - 1.2%
Celsius Holdings, Inc. (a)	115,121	5,265,635

Personal Care Products - 1.3%
elf Beauty, Inc. (a)	74,251	5,646,046
Total Consumer Staples		10,911,681

Energy - 1.7%
Energy Equipment & Services - 1.7%
SLB Ltd.	193,290	7,418,470

Financials - 10.6%
Capital Markets - 6.7%
Ameriprise Financial, Inc.	10,085	4,945,079
Intercontinental Exchange, Inc.	44,538	7,213,375
LPL Financial Holdings, Inc.	13,500	4,821,795
MSCI, Inc.	20,940	12,013,906
		28,994,155
Financial Services - 2.6%
Corpay, Inc. (a)	22,754	6,847,361
Shift4 Payments, Inc. - Class A (a)	73,867	4,651,405
		11,498,766
Insurance - 1.3%
Kinsale Capital Group, Inc.	14,960	5,851,155
Total Financials		46,344,076

Health Care - 19.5%
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc. (a)	11,114	4,419,482
Natera, Inc. (a)	24,281	5,562,534
		9,982,016
Health Care Equipment & Supplies - 5.8%
DexCom, Inc. (a)	73,711	4,892,199
Edwards Lifesciences Corp. (a)	70,000	5,967,500
IDEXX Laboratories, Inc. (a)	13,399	9,064,826
Insulet Corp. (a)	18,500	5,258,440
		25,182,965
Health Care Providers & Services - 3.8%
Cencora, Inc.	30,660	10,355,415
Progyny, Inc. (a)	255,147	6,552,175
		16,907,590
Health Care Technology - 2.2%
Veeva Systems, Inc. - Class A (a)	42,687	9,529,019

Life Sciences Tools & Services - 5.4%
Agilent Technologies, Inc.	42,971	5,847,064
Bio-Techne Corp.	124,975	7,349,780
ICON PLC (a)	24,900	4,537,278
Repligen Corp. (a)	35,000	5,735,100
		23,469,222
Total Health Care		85,070,812

Industrials - 20.6%
Aerospace & Defense - 4.1%
Axon Enterprise, Inc. (a)	6,485	3,683,026
HEICO Corp. - Class A	26,600	6,714,638
Howmet Aerospace, Inc.	36,300	7,442,226
		17,839,890
Building Products - 0.6%
Advanced Drainage Systems, Inc.	19,000	2,751,770

Commercial Services & Supplies - 1.8%
Copart, Inc. (a)	197,088	7,715,995

Construction & Engineering - 1.8%
Comfort Systems USA, Inc.	8,500	7,932,965

Electrical Equipment - 4.9%
AMETEK, Inc.	40,600	8,335,586
Rockwell Automation, Inc.	11,000	4,279,770
Vertiv Holdings Co. - Class A	55,000	8,910,550
		21,525,906
Professional Services - 5.1%
TransUnion	104,000	8,918,000
Verisk Analytics, Inc.	58,423	13,068,641
		21,986,641
Trading Companies & Distributors - 2.3%
Fastenal Co.	55,500	2,227,215
Ferguson Enterprises, Inc.	9,406	2,094,058
WW Grainger, Inc.	5,400	5,448,870
		9,770,143
Total Industrials		89,523,310

Information Technology - 20.1%
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp. - Class A	41,502	5,608,580

IT Services - 2.8%
Gartner, Inc. (a)	30,756	7,759,124
Snowflake, Inc. - Class A (a)	18,844	4,133,620
		11,892,744
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	17,500	4,746,000
Monolithic Power Systems, Inc.	5,227	4,737,544
Universal Display Corp.	53,894	6,293,741
		15,777,285
Software - 12.4%
Autodesk, Inc. (a)	28,065	8,307,521
CCC Intelligent Solutions Holdings, Inc. (a)	300,000	2,385,000
Datadog, Inc. - Class A (a)	15,900	2,162,241
Fair Isaac Corp. (a)	3,720	6,289,106
Guidewire Software, Inc. (a)	32,875	6,608,204
Manhattan Associates, Inc. (a)	30,600	5,303,286
Procore Technologies, Inc. (a)	101,000	7,346,740
Synopsys, Inc. (a)	8,755	4,112,398
Tyler Technologies, Inc. (a)	16,000	7,263,200
Zscaler, Inc. (a)	19,200	4,318,464
		54,096,160
Total Information Technology		87,374,769

Materials - 3.2%
Construction Materials - 3.2%
James Hardie Industries PLC (a)	401,325	8,327,494
Vulcan Materials Co.	19,600	5,590,312
Total Materials		13,917,806

Real Estate - 3.0%
Real Estate Management & Development - 3.0%
CoStar Group, Inc. (a)	129,341	8,696,889
Jones Lang LaSalle, Inc. (a)	12,500	4,205,875
Total Real Estate		12,902,764

Utilities - 3.2%
Electric Utilities - 1.1%
NRG Energy, Inc.	29,000	4,617,960

Independent Power and Renewable Electricity Producers - 2.1%
Vistra Corp.	57,950	9,349,073
Total Utilities		13,967,033
TOTAL COMMON STOCKS (Cost $336,113,974)		432,737,423

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares	Value
Fidelity Money Market Government Portfolio - Class I, 3.67% (b)	4,311,390	4,311,390
TOTAL MONEY MARKET FUNDS (Cost $4,311,390)		4,311,390

TOTAL INVESTMENTS - 100.4% (Cost $340,425,364)		437,048,813
Liabilities in Excess of Other Assets - (0.4)%		(1,639,427)
TOTAL NET ASSETS - 100.0%		$435,409,386

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Buffalo Mid Cap Discovery Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$432,737,423	$–	$–	$432,737,423
Money Market Funds	4,311,390	–	–	4,311,390
Total Investments	$437,048,813	$–	$–	$437,048,813

Refer to the Schedule of Investments for further disaggregation of investment categories.